Variable Interest Entity	12 Months Ended
Dec. 31, 2021
Variable Interest Entity
Variable Interest Entity

Note 3 – Variable Interest Entity

Before August 3, 2021, Tantech BVI controls certain entities through a series of agreements known as variable interest agreements (“VIE”).

Wangbo, Shangchi Automobile and its subsidiary, Shenzhen Yimao, are controlled through contractual arrangements in lieu of direct equity ownership by the Company. These agreements include an Exclusive Management Consulting and Technology Agreement, two Equity Pledge Agreements, two Exclusive Call Option Agreements, two Proxy Agreements and two Powers of Attorney (collectively “VIE Agreements”). Pursuant to the above VIE Agreements, Jiamu has the exclusive right to provide Wangbo consulting services related to business operations including technical and management consulting services. All the above contractual agreements obligate Jiamu to absorb a majority of the risk of loss from Wangbo’s activities and entitle Jiamu to receive a majority of their residual returns. In essence, Jiamu has gained effective control over Wangbo. Wangbo owns 51% and Jiyi owns 19% of Shangchi Automobile respectively. A third party owns 30% of Shangchi automobile.

In accordance with accounting standards regarding consolidation of variable interest entities, VIEs are generally entities that lack sufficient equity to finance their activities without additional financial support from other parties or whose equity holders lack adequate decision making ability. The VIEs with which the Company is involved must be evaluated to determine the primary beneficiary of the risks and rewards of the VIE. The primary beneficiary is required to consolidate the VIE for financial reporting purposes. Therefore, the Company believes that Wangbo should be considered as a Variable Interest Entity (“VIE”) under the Statement of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 810 “Consolidation”.

Jiamu is deemed to have a controlling financial interest in and be the primary beneficiary of Wangbo because it has both of the following characteristics:

●	The power to direct activities at Wangbo that most significantly impact such entity’s economic performance, and
●	The obligation to absorb losses of, and the right to receive benefits from Wangbo that could potentially be significant to such entity.

Pursuant to the contractual arrangements with Wangbo, Wangbo pays service fees equal to 95% of its net profit after tax payments to Jiamu. At the same time, Jiamu is obligated to absorb a majority of Wangbo’s losses. Such contractual arrangements are designed so that the operation of Wangbo is for the benefit of Jiamu and ultimately, the Company.

Note 3 – Variable Interest Entity (continued)

Risks associated with the VIE structure

The Company believes that the contractual arrangements with its VIE and the VIE’s shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;
●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;
●	limit the Company’s business expansion in China by way of entering into contractual arrangements;
●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;
●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or
●	restrict or prohibit the Company’s use of the proceeds from public offering to finance the Company’s business and operations in China.

The Company’s ability to conduct its business through its VIE may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIE and its VIE’s subsidiary in its consolidated financial statements as it may lose the ability to exert effective control over the VIE and its shareholders and it may lose the ability to receive economic benefits from the VIE. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary and its VIE.

Dismantling VIE structure

On August 3, 2021, the Company completed dismantling its VIE structure and began controlling Wangbo, Shangchi Automobile and its subsidiary, Shenzhen Yimao, through direct equity ownership instead of a series of contractual arrangements.

After the VIE was dismantled, the Company indirectly owns 100% of Wangbo. Wangbo and Jiyi keep owning 51% and 19% of Shangchi Automobile respectively. A third party keeps owning 30% of Shangchi Automobile.

Note 3 – Variable Interest Entity (continued)

The following assets and liabilities of the consolidated VIE were included in the accompanying consolidated balance sheets of the Company as of December 31, 2021 and 2020, after elimination of intercompany balances:

	December 31,	December 31,
	2021	2020
Current assets
Cash and cash equivalents	$—	$206,893
Restricted cash	—	220,109
Accounts receivable, net	—	—
Prepaid taxes	—	1,045,027
Inventories, net	—	301,607
Advances to suppliers, net	—	333,010
Prepaid expenses and other receivables, net	—	37,104
Total Current Assets		2,143,750

Non-current assets
Property, plant and equipment, net	—	1,157,803
Manufacturing rebate receivable	—	5,755,237
Intangible assets, net	—	462,279
Total Assets	$—	$9,519,069

Current liabilities
Bank acceptance notes payable	$—	$220,109
Accounts payable	—	1,207,623
Customer deposits	—	381,623
Taxes payable	—	369
Due to related parties	—	892,590
Accrued liabilities and other payables	—	350,928
Total Current Liabilities	—	3,053,242
Total Liabilities	$—	$3,053,242